Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Continuity Schedule of All Options Outstanding

The following is a continuity schedule of all options outstanding [number of options in the table below are expressed in whole numbers – restated [note 3]]:

	Options outstanding
		Weighted
		average		Number
	Number	exercise		of options
	of options	price		exercisable
Outstanding at December 31, 2013	9,516,216	Cdn$	20.91	5,694,218
Granted	1,502,600		53.36	—
Exercised	(2,649,160)		19.92	(2,649,160)
Cancelled	(54,998)		30.23	(12,000)
Vested	—		—	1,581,430

Outstanding at December 31, 2014	8,314,658	Cdn$	27.03	4,614,488
Granted	1,614,336		68.24	—
Exercised	(2,387,032)		18.17	(2,387,032)
Cancelled	(192,546)		41.08	(2)
Vested	—		—	1,965,905

Outstanding at December 31, 2015	7,349,416	Cdn$	38.59	4,193,359

Summary of Characteristics of Options Outstanding

At December 31, 2015, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
		Remaining	Number
	Number	contractual	of options
	of options	life [years]	exercisable
Cdn$10 to $15	1,000,682	0.9	1,000,682
Cdn$15 to $20	20,000	1.4	20,000
Cdn$20 to $25	1,480,560	3.2	1,487,226
Cdn$25 to $30	1,877,018	3.8	1,247,757
Over Cdn$50	2,971,156	5.7	437,694

	7,349,416		4,193,359

Weighted average exercise price	Cdn$38.59		Cdn$25.53

Weighted average life remaining [years]	4.03		2.94

Aggregate intrinsic value at December 31, 2015	$93		$93

Fair Value of Stock Options Granted and Compensation Expenses

The weighted average assumptions used in measuring the fair value of stock options granted are as follows:

	2015	2014
Risk-free interest rate	0.97%	1.60%
Expected dividend yield	2.00%	2.00%
Expected volatility	26%	29%
Expected time until exercise	4.6 years	4.5 years

Weighted average fair value of options granted in year [Cdn$] [restated [note 3]]	$12.84	$11.47

Schedule of Reduction in Stated Value of Company's Common Shares

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers – restated [note 3]]:

	Number	Stated
	of shares	value
Awarded and not released, December 31, 2013	1,460,952	$25
Release of restricted stock	(286,304)	(5)

Awarded and not released, December 31, 2014	1,174,648	20
Release of restricted stock	(286,312)	(4)

Awarded and not released, December 31, 2015	888,336	$16

Schedule of Restricted Stock Unit Programs Outstanding

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers – restated [note 3]]:

	Equity	Liability	Equity
	classified	classified	classified
	RSUs	RSUs	DSUs	Total
Outstanding at December 31, 2013	1,263,709	60,238	254,894	1,578,841
Granted	363,053	18,050	44,272	425,375
Dividend equivalents	1,678	1,132	4,095	6,905
Forfeitures	—	(820)	—	(820)
Redeemed	(643,162)	(32,548)	—	(675,710)

Outstanding at December 31, 2014	985,278	46,052	303,261	1,334,591
Granted	356,422	15,922	43,955	416,299
Dividend equivalents	1,633	1,094	5,468	8,195
Redeemed	(495,627)	(28,236)	—	(523,863)

Outstanding at December 31, 2015	847,706	34,832	352,684	1,235,222

Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2015	2014
Incentive Stock Option Plan	$12	$15
Long-term retention	4	4
Restricted stock unit	20	21

Total stock-based compensation expense	$36	$40